DEBT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [Table Text Block]
	Senior secured notes (a)	Revolving credit facility (b)	Gibraltar equipment loans (d)	Florence equipment loans (e)	Lease liabilities (f)	Total
As at January 1, 2024	523,072	26,494	37,992	32,364	17,969	637,891
Additions and advances	669,870	33,849	15,653	-	9,568	728,940
Principal payments	(546,920)	(60,343)	(13,109)	(5,758)	(16,599)	(642,729)
Arising from Cariboo acquisition (Note 13)	-	-	5,206	-	1,937	7,143
Amortization of deferred financing charges (Note 7)	2,487	-	28	-	-	2,515
Loss on settlement of long-term debt (Note 7)	4,646	-	-	-	-	4,646
Unrealized foreign exchange movements	52,601	-	3,228	-	305	56,134
Foreign currency translation	-	-	-	2,552	116	2,668
As at December 31, 2024	705,756	-	48,998	29,158	13,296	797,208
Additions and advances	-	103,842	-	4,553	20,104	128,499
Principal payments	-	(103,995)	(18,183)	(6,905)	(15,194)	(144,277)
Amortization of deferred financing charges (Note 7)	2,388	-	115	-	-	2,503
Unrealized foreign exchange movements	(34,030)	153	(1,265)	-	(359)	(35,501)
Foreign currency translation	-	-	-	(1,363)	(73)	(1,436)
Total debt, December 31, 2025	674,114	-	29,665	25,443	17,774	746,996
Less: current portion	-	-	19,500	7,705	8,492	35,697
Long-term debt, December 31, 2025	674,114	-	10,165	17,738	9,282	711,299

Total debt, December 31, 2024	705,756	-	48,998	29,158	13,296	797,208
Less: current portion	-	-	18,579	6,636	7,638	32,853
Long-term debt, December 31, 2024	705,756	-	30,419	22,522	5,658	764,355